Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000110176
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class A Shares
Trading Symbol	DWAFX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$115	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.11%	[1]
AssetsNet	$ 27,758,182
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 121,909
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,758,182 Number of Portfolio Holdings131 Advisory Fee (net of waivers)$121,909 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110177
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class C Shares
Trading Symbol	DWATX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$156	2.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	2.86%	[2]
AssetsNet	$ 27,758,182
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 121,909
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,758,182 Number of Portfolio Holdings131 Advisory Fee (net of waivers)$121,909 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110178
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Institutional Class Shares
Trading Symbol	DWANX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$102	1.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.86%	[3]
AssetsNet	$ 27,758,182
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 121,909
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,758,182 Number of Portfolio Holdings131 Advisory Fee (net of waivers)$121,909 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110179
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class A Shares
Trading Symbol	DWTFX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$106	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.87%	[4]
AssetsNet	$ 48,142,453
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 195,603
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,142,453 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$195,603 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110180
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class C Shares
Trading Symbol	DWTTX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$149	2.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.62%	[5]
AssetsNet	$ 48,142,453
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 195,603
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,142,453 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$195,603 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110181
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Institutional Class Shares
Trading Symbol	DWTNX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$92	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.62%	[6]
AssetsNet	$ 48,142,453
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 195,603
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,142,453 Number of Portfolio Holdings9 Advisory Fee (net of waivers)$195,603 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110182
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class A Shares
Trading Symbol	MFTFX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$102	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.75%	[7]
AssetsNet	$ 232,011,926
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 890,627
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,011,926 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$890,627 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110183
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class C Shares
Trading Symbol	MFTTX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$146	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.50%	[8]
AssetsNet	$ 232,011,926
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 890,627
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,011,926 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$890,627 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.
C000110184
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	MFTNX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=494
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$88	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.50%	[9]
AssetsNet	$ 232,011,926
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 890,627
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,011,926 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$890,627 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized